Fair value measurement (Tables)	6 Months Ended
Jun. 30, 2021
Fair ValueMeasurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Determination of fair values from quoted market

prices or valuation techniques
1
30.6.21 31.3.21 31.12.20
USD million Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at fair value on a recurring basis
Financial assets at fair value held for trading 103,722 16,782 2,123 122,628 101,907 16,630 2,179 120,717 107,526 15,630 2,337 125,492
of which:
Equity instruments 86,760 1,336 128 88,224 85,251 736 137 86,124 90,327 1,101 171 91,599
Government bills / bonds 8,123 1,776 10 9,910 8,384 1,890 10 10,284 9,028 2,207 10 11,245
Investment fund units 8,048 1,707 18 9,773 7,400 1,602 31 9,033 7,374 1,794 23 9,192
Corporate and municipal bonds 784 8,524 821 10,129 865 9,926 783 11,575 789 8,432 817 10,038
Loans 0 3,115 1,000 4,114 0 2,234 1,052 3,285 0 1,860 1,134 2,995
Asset-backed securities 7 323 147 478 6 242 166 415 8 236 181 425
Derivative financial instruments 795 119,348 1,479 121,622 1,142 145,508 1,633 148,284 795 157,069 1,754 159,618
of which:
Foreign exchange contracts 296 49,154 6 49,456 459 70,221 12 70,692 319 68,425 5 68,750
Interest rate contracts 0 38,104 342 38,446 0 39,529 391 39,920 0 50,353 537 50,890
Equity / index contracts 1 28,383 801 29,185 0 31,369 820 32,189 0 33,990 853 34,842
Credit derivative contracts 0 1,739 303 2,043 0 1,914 395 2,309 0 2,008 350 2,358
Commodity contracts 0 1,832 24 1,856 0 2,187 14 2,201 0 2,211 6 2,217
Brokerage receivables 0 23,010 0 23,010 0 24,201 0 24,201 0 24,659 0 24,659
Financial assets at fair value not held for trading 29,125 31,367 4,459 64,952 31,596 32,962 4,206 68,763 40,986 35,110 3,942 80,038
of which:
Financial assets for unit-linked investment
contracts 21,974 9 8 21,991 21,162 0 3 21,166 20,628 101 2 20,731
Corporate and municipal bonds 88 16,009 333 16,430 98 15,114 334 15,547 290 16,957 372 17,619
Government bills / bonds 6,640 3,331 0 9,971 9,985 3,970 0 13,956 19,704 3,593 0 23,297
Loans 0 5,626 1,087 6,712 0 6,900 1,093 7,993 0 7,699 862 8,561
Securities financing transactions 0 6,203 201 6,404 0 6,811 119 6,930 0 6,629 122 6,751
Auction rate securities 0 0 1,563 1,563 0 0 1,587 1,587 0 0 1,527 1,527
Investment fund units 317 172 120 610 263 165 99 528 278 121 105 505
Equity instruments 105 18 594 717 86 0 530 616 86 0 544 631
Other 0 0 554 554 0 0 441 441 0 10 408 418
Financial assets measured at fair value through other comprehensive income on a recurring basis
Financial assets measured at fair value through
other comprehensive income 2,165 5,611 0 7,775 2,154 5,946 0 8,100 1,144 7,114 0 8,258
of which:
Asset-backed securities 0 5,200 0 5,200 0 5,480 0 5,480 0 6,624 0 6,624
Government bills / bonds 2,121 44 0 2,165 2,115 43 0 2,159 1,103 47 0 1,150
Corporate and municipal bonds 44 367 0 411 38 423 0 461 40 444 0 485
Non-financial assets measured at fair value on a recurring basis
Precious metals and other physical commodities 5,470 0 0 5,470 5,709 0 0 5,709 6,264 0 0 6,264
Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets
2
0 1 67 68 0 1 247 248 0 1 245 246
Total assets measured at fair value 141,277 196,119 8,129 345,525 142,508 225,248 8,266 376,022 156,716 239,583 8,278 404,576
Determination of fair values from quoted market

prices or valuation techniques (continued)
1
30.6.21 31.3.21 31.12.20
USD million Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value on a recurring basis
Financial liabilities at fair value held for trading 27,038 6,216 94 33,348 30,888 6,114 61 37,062 26,889 6,652 55 33,595
of which:
Equity instruments 20,826 387 75 21,288 26,191 151 50 26,392 22,519 425 40 22,985
Corporate and municipal bonds 37 4,592 13 4,642 32 4,718 7 4,757 31 4,048 9 4,089
Government bills / bonds 5,727 620 0 6,347 4,168 807 0 4,975 3,642 1,036 0 4,678
Investment fund units 442 581 6 1,028 492 397 3 891 696 1,127 5 1,828
Derivative financial instruments 754 117,985 2,950 121,688 1,405 141,522 3,114 146,041 746 156,884 3,471 161,102
of which:
Foreign exchange contracts 280 47,050 59 47,389 541 67,047 54 67,642 316 70,149 61 70,527
Interest rate contracts 0 32,177 526 32,703 0 33,501 546 34,046 0 43,389 527 43,916
Equity / index contracts 9 34,431 1,902 36,342 0 36,614 2,070 38,684 0 38,870 2,306 41,176
Credit derivative contracts 0 2,000 392 2,392 0 2,139 369 2,508 0 2,403 528 2,931
Commodity contracts 0 2,034 51 2,085 0 1,907 59 1,966 0 2,003 24 2,027
Financial liabilities designated at fair value on a recurring basis
Brokerage payables designated at fair value 0 39,129 0 39,129 0 45,600 0 45,600 0 38,742 0 38,742
Debt issued designated at fair value 0 60,321 12,478 72,799 0 53,900 10,736 64,635 0 50,273 9,595 59,868
Other financial liabilities designated at fair value 0 30,032 2,876 32,908 0 28,317 2,452 30,769 0 29,682 2,091 31,773
of which:
Financial liabilities related to unit-linked
investment contracts 0 22,217 0 22,217 0 21,357 0 21,357 0 20,975 0 20,975
Securities financing transactions 0 6,181 3 6,184 0 5,651 0 5,651 0 7,317 0 7,317
Over-the-counter debt instruments 0 1,550 592 2,142 0 1,261 526 1,787 0 1,363 697 2,060
Total liabilities measured at fair value 27,792 253,682 18,398 299,871 32,293 275,453 16,362 324,108 27,635 282,233 15,212 325,080
1 Bifurcated

embedded derivatives

are presented

on the

same balance

sheet lines

as their

host contracts

and are

not included

in this

table. The

fair value

of these

derivatives was

not material

for the

periods
presented.

2 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Determination of fair values from quoted market

prices or valuation techniques
1
30.6.21 31.3.21 31.12.20
USD million Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at fair value on a recurring basis
Financial assets at fair value held for trading 103,722 16,782 2,123 122,628 101,907 16,630 2,179 120,717 107,526 15,630 2,337 125,492
of which:
Equity instruments 86,760 1,336 128 88,224 85,251 736 137 86,124 90,327 1,101 171 91,599
Government bills / bonds 8,123 1,776 10 9,910 8,384 1,890 10 10,284 9,028 2,207 10 11,245
Investment fund units 8,048 1,707 18 9,773 7,400 1,602 31 9,033 7,374 1,794 23 9,192
Corporate and municipal bonds 784 8,524 821 10,129 865 9,926 783 11,575 789 8,432 817 10,038
Loans 0 3,115 1,000 4,114 0 2,234 1,052 3,285 0 1,860 1,134 2,995
Asset-backed securities 7 323 147 478 6 242 166 415 8 236 181 425
Derivative financial instruments 795 119,348 1,479 121,622 1,142 145,508 1,633 148,284 795 157,069 1,754 159,618
of which:
Foreign exchange contracts 296 49,154 6 49,456 459 70,221 12 70,692 319 68,425 5 68,750
Interest rate contracts 0 38,104 342 38,446 0 39,529 391 39,920 0 50,353 537 50,890
Equity / index contracts 1 28,383 801 29,185 0 31,369 820 32,189 0 33,990 853 34,842
Credit derivative contracts 0 1,739 303 2,043 0 1,914 395 2,309 0 2,008 350 2,358
Commodity contracts 0 1,832 24 1,856 0 2,187 14 2,201 0 2,211 6 2,217
Brokerage receivables 0 23,010 0 23,010 0 24,201 0 24,201 0 24,659 0 24,659
Financial assets at fair value not held for trading 29,125 31,367 4,459 64,952 31,596 32,962 4,206 68,763 40,986 35,110 3,942 80,038
of which:
Financial assets for unit-linked investment
contracts 21,974 9 8 21,991 21,162 0 3 21,166 20,628 101 2 20,731
Corporate and municipal bonds 88 16,009 333 16,430 98 15,114 334 15,547 290 16,957 372 17,619
Government bills / bonds 6,640 3,331 0 9,971 9,985 3,970 0 13,956 19,704 3,593 0 23,297
Loans 0 5,626 1,087 6,712 0 6,900 1,093 7,993 0 7,699 862 8,561
Securities financing transactions 0 6,203 201 6,404 0 6,811 119 6,930 0 6,629 122 6,751
Auction rate securities 0 0 1,563 1,563 0 0 1,587 1,587 0 0 1,527 1,527
Investment fund units 317 172 120 610 263 165 99 528 278 121 105 505
Equity instruments 105 18 594 717 86 0 530 616 86 0 544 631
Other 0 0 554 554 0 0 441 441 0 10 408 418
Financial assets measured at fair value through other comprehensive income on a recurring basis
Financial assets measured at fair value through
other comprehensive income 2,165 5,611 0 7,775 2,154 5,946 0 8,100 1,144 7,114 0 8,258
of which:
Asset-backed securities 0 5,200 0 5,200 0 5,480 0 5,480 0 6,624 0 6,624
Government bills / bonds 2,121 44 0 2,165 2,115 43 0 2,159 1,103 47 0 1,150
Corporate and municipal bonds 44 367 0 411 38 423 0 461 40 444 0 485
Non-financial assets measured at fair value on a recurring basis
Precious metals and other physical commodities 5,470 0 0 5,470 5,709 0 0 5,709 6,264 0 0 6,264
Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets
2
0 1 67 68 0 1 247 248 0 1 245 246
Total assets measured at fair value 141,277 196,119 8,129 345,525 142,508 225,248 8,266 376,022 156,716 239,583 8,278 404,576
Determination of fair values from quoted market

prices or valuation techniques (continued)
1
30.6.21 31.3.21 31.12.20
USD million Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value on a recurring basis
Financial liabilities at fair value held for trading 27,038 6,216 94 33,348 30,888 6,114 61 37,062 26,889 6,652 55 33,595
of which:
Equity instruments 20,826 387 75 21,288 26,191 151 50 26,392 22,519 425 40 22,985
Corporate and municipal bonds 37 4,592 13 4,642 32 4,718 7 4,757 31 4,048 9 4,089
Government bills / bonds 5,727 620 0 6,347 4,168 807 0 4,975 3,642 1,036 0 4,678
Investment fund units 442 581 6 1,028 492 397 3 891 696 1,127 5 1,828
Derivative financial instruments 754 117,985 2,950 121,688 1,405 141,522 3,114 146,041 746 156,884 3,471 161,102
of which:
Foreign exchange contracts 280 47,050 59 47,389 541 67,047 54 67,642 316 70,149 61 70,527
Interest rate contracts 0 32,177 526 32,703 0 33,501 546 34,046 0 43,389 527 43,916
Equity / index contracts 9 34,431 1,902 36,342 0 36,614 2,070 38,684 0 38,870 2,306 41,176
Credit derivative contracts 0 2,000 392 2,392 0 2,139 369 2,508 0 2,403 528 2,931
Commodity contracts 0 2,034 51 2,085 0 1,907 59 1,966 0 2,003 24 2,027
Financial liabilities designated at fair value on a recurring basis
Brokerage payables designated at fair value 0 39,129 0 39,129 0 45,600 0 45,600 0 38,742 0 38,742
Debt issued designated at fair value 0 60,321 12,478 72,799 0 53,900 10,736 64,635 0 50,273 9,595 59,868
Other financial liabilities designated at fair value 0 30,032 2,876 32,908 0 28,317 2,452 30,769 0 29,682 2,091 31,773
of which:
Financial liabilities related to unit-linked
investment contracts 0 22,217 0 22,217 0 21,357 0 21,357 0 20,975 0 20,975
Securities financing transactions 0 6,181 3 6,184 0 5,651 0 5,651 0 7,317 0 7,317
Over-the-counter debt instruments 0 1,550 592 2,142 0 1,261 526 1,787 0 1,363 697 2,060
Total liabilities measured at fair value 27,792 253,682 18,398 299,871 32,293 275,453 16,362 324,108 27,635 282,233 15,212 325,080
1 Bifurcated

embedded derivatives

are presented

on the

same balance

sheet lines

as their

host contracts

and are

not included

in this

table. The

fair value

of these

derivatives was

not material

for the

periods
presented.

2 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Disclosure Of Deferred Day-One Profit Or Loss Explanatory
Deferred day-1 profit or loss reserves
For the quarter ended Year-to-date
USD million 30.6.21 31.3.21 30.6.20 30.6.21 30.6.20
Reserve balance at the beginning of the period 387 269 194 269 146
Profit / (loss) deferred on new transactions 97 181 121 278 239
(Profit) / loss recognized in the income statement (79) (63) (72) (142) (141)
Foreign currency translation 0 (1) 0 (1) (1)
Reserve balance at the end of the period 405 387 243 405 243

Own credit adjustments on financial liabilities designated at fair value
Own credit adjustments on financial liabilities

designated at fair value
Included in Other comprehensive income
For the quarter ended
Year-to-date

USD million 30.6.21 31.3.21 30.6.20 30.6.21 30.6.20
Recognized during the period:
Realized gain / (loss)

(5) (6) 8 (11) 9
Unrealized gain / (loss)

123 (23) (1,103) 100 53
Total gain / (loss), before tax 118 (29) (1,095) 89 62
As of

USD million 30.6.21 31.3.21 30.6.20
Recognized on the balance sheet as of the end of the period:
Unrealized life-to-date gain / (loss)

(278) (400) (31)

Valuation adjustments on financial instruments
Valuation adjustment reserves on the balance sheet
As of
Life-to-date gain / (loss), USD million 30.6.21 31.3.21 31.12.20
Deferred day-1 profit or loss reserves 405 387 269
Own credit adjustments on financial liabilities designated at fair value (278) (400) (381)
CVAs, FVAs,

DVAs and other valuation adjustments
(956) (977) (959)
Valuation adjustments on financial instruments
As of
Life-to-date gain / (loss), USD million 30.6.21 31.3.21 31.12.20
Credit valuation adjustments
1
(51) (53) (66)
Funding valuation adjustments (58) (58) (73)
Debit valuation adjustments 1 1 0
Other valuation adjustments (848) (867) (820)
of which: liquidity (327) (356) (340)
of which: model uncertainty (521) (511) (479)
1 Amounts do not include reserves against defaulted counterparties.

Not measured at fair value
Fair ValueMeasurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Financial instruments not measured at fair value
30.6.21 31.3.21 31.12.20
USD billion
Carrying
amount Fair value
Carrying
amount Fair value
Carrying
amount Fair value
Assets
Cash and balances at central banks 160.7 160.7 158.9 158.9 158.2 158.2
Loans and advances to banks 16.4 16.4 18.3 18.3 15.3 15.3
Receivables from securities financing transactions 83.5 83.5 82.4 82.4 74.2 74.2
Cash collateral receivables on derivative instruments 29.8 29.8 35.0 35.0 32.7 32.7
Loans and advances to customers 391.4 391.0 380.1 380.1 381.0 382.3
Other financial assets measured at amortized cost 27.2 27.7 26.8 27.3 27.2 28.0
Liabilities
Amounts due to banks 14.6 14.6 12.6 12.6 11.0 11.1
Payables from securities financing transactions 6.0 6.0 6.7 6.7 6.3 6.3
Cash collateral payables on derivative instruments 32.2 32.2 36.6 36.6 37.3 37.3
Customer deposits 517.5 517.5 508.9 509.0 527.9 528.0
Funding from UBS Group AG

55.9 57.5 57.7 59.2 54.0 55.6
Debt issued measured at amortized cost 84.5 85.4 87.5 88.3 85.4 86.3
Other financial liabilities measured at amortized cost
1
7.0 7.0 6.0 6.0 6.6 6.7

1 Excludes lease liabilities.

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Financial instruments not measured at fair value
30.6.21 31.3.21 31.12.20
USD billion
Carrying
amount Fair value
Carrying
amount Fair value
Carrying
amount Fair value
Assets
Cash and balances at central banks 160.7 160.7 158.9 158.9 158.2 158.2
Loans and advances to banks 16.4 16.4 18.3 18.3 15.3 15.3
Receivables from securities financing transactions 83.5 83.5 82.4 82.4 74.2 74.2
Cash collateral receivables on derivative instruments 29.8 29.8 35.0 35.0 32.7 32.7
Loans and advances to customers 391.4 391.0 380.1 380.1 381.0 382.3
Other financial assets measured at amortized cost 27.2 27.7 26.8 27.3 27.2 28.0
Liabilities
Amounts due to banks 14.6 14.6 12.6 12.6 11.0 11.1
Payables from securities financing transactions 6.0 6.0 6.7 6.7 6.3 6.3
Cash collateral payables on derivative instruments 32.2 32.2 36.6 36.6 37.3 37.3
Customer deposits 517.5 517.5 508.9 509.0 527.9 528.0
Funding from UBS Group AG

55.9 57.5 57.7 59.2 54.0 55.6
Debt issued measured at amortized cost 84.5 85.4 87.5 88.3 85.4 86.3
Other financial liabilities measured at amortized cost
1
7.0 7.0 6.0 6.0 6.6 6.7

1 Excludes lease liabilities.

Level 3
Fair ValueMeasurement [Line Items]
Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
Financial instruments not measured at fair value
30.6.21 31.3.21 31.12.20
USD billion
Carrying
amount Fair value
Carrying
amount Fair value
Carrying
amount Fair value
Assets
Cash and balances at central banks 160.7 160.7 158.9 158.9 158.2 158.2
Loans and advances to banks 16.4 16.4 18.3 18.3 15.3 15.3
Receivables from securities financing transactions 83.5 83.5 82.4 82.4 74.2 74.2
Cash collateral receivables on derivative instruments 29.8 29.8 35.0 35.0 32.7 32.7
Loans and advances to customers 391.4 391.0 380.1 380.1 381.0 382.3
Other financial assets measured at amortized cost 27.2 27.7 26.8 27.3 27.2 28.0
Liabilities
Amounts due to banks 14.6 14.6 12.6 12.6 11.0 11.1
Payables from securities financing transactions 6.0 6.0 6.7 6.7 6.3 6.3
Cash collateral payables on derivative instruments 32.2 32.2 36.6 36.6 37.3 37.3
Customer deposits 517.5 517.5 508.9 509.0 527.9 528.0
Funding from UBS Group AG

55.9 57.5 57.7 59.2 54.0 55.6
Debt issued measured at amortized cost 84.5 85.4 87.5 88.3 85.4 86.3
Other financial liabilities measured at amortized cost
1
7.0 7.0 6.0 6.0 6.6 6.7

1 Excludes lease liabilities.

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
Financial instruments not measured at fair value
30.6.21 31.3.21 31.12.20
USD billion
Carrying
amount Fair value
Carrying
amount Fair value
Carrying
amount Fair value
Assets
Cash and balances at central banks 160.7 160.7 158.9 158.9 158.2 158.2
Loans and advances to banks 16.4 16.4 18.3 18.3 15.3 15.3
Receivables from securities financing transactions 83.5 83.5 82.4 82.4 74.2 74.2
Cash collateral receivables on derivative instruments 29.8 29.8 35.0 35.0 32.7 32.7
Loans and advances to customers 391.4 391.0 380.1 380.1 381.0 382.3
Other financial assets measured at amortized cost 27.2 27.7 26.8 27.3 27.2 28.0
Liabilities
Amounts due to banks 14.6 14.6 12.6 12.6 11.0 11.1
Payables from securities financing transactions 6.0 6.0 6.7 6.7 6.3 6.3
Cash collateral payables on derivative instruments 32.2 32.2 36.6 36.6 37.3 37.3
Customer deposits 517.5 517.5 508.9 509.0 527.9 528.0
Funding from UBS Group AG

55.9 57.5 57.7 59.2 54.0 55.6
Debt issued measured at amortized cost 84.5 85.4 87.5 88.3 85.4 86.3
Other financial liabilities measured at amortized cost
1
7.0 7.0 6.0 6.0 6.6 6.7

1 Excludes lease liabilities.

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]
Sensitivity of fair value measurements to changes

in unobservable input assumptions
30.6.21 31.3.21 31.12.20
USD million
Favorable
changes
Unfavorable
changes
Favorable
changes
Unfavorable
changes
Favorable
changes
Unfavorable
changes
Traded loans, loans designated at fair value, loan commitments and guarantees 22 (13) 26 (21) 29 (28)
Securities financing transactions 69 (68) 71 (51) 40 (52)
Auction rate securities 114 (114) 88 (88) 105 (105)
Asset-backed securities 48 (34) 50 (40) 41 (41)
Equity instruments 150 (120) 127 (99) 129 (96)
Interest rate derivative contracts, net 25 (14) 38 (23) 11 (16)
Credit derivative contracts, net 8 (10) 10 (10) 10 (14)
Foreign exchange derivative contracts, net 15 (9) 17 (11) 20 (15)
Equity / index derivative contracts, net 344 (324) 358 (344) 318 (294)
Other 58 (77) 77 (92) 91 (107)
Total 852 (782) 861 (779) 794 (768)

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [text block]
Sensitivity of fair value measurements to changes

in unobservable input assumptions
30.6.21 31.3.21 31.12.20
USD million
Favorable
changes
Unfavorable
changes
Favorable
changes
Unfavorable
changes
Favorable
changes
Unfavorable
changes
Traded loans, loans designated at fair value, loan commitments and guarantees 22 (13) 26 (21) 29 (28)
Securities financing transactions 69 (68) 71 (51) 40 (52)
Auction rate securities 114 (114) 88 (88) 105 (105)
Asset-backed securities 48 (34) 50 (40) 41 (41)
Equity instruments 150 (120) 127 (99) 129 (96)
Interest rate derivative contracts, net 25 (14) 38 (23) 11 (16)
Credit derivative contracts, net 8 (10) 10 (10) 10 (14)
Foreign exchange derivative contracts, net 15 (9) 17 (11) 20 (15)
Equity / index derivative contracts, net 344 (324) 358 (344) 318 (294)
Other 58 (77) 77 (92) 91 (107)
Total 852 (782) 861 (779) 794 (768)

Disclosure Of Fair Value Of Financial Instruments Explanatory
Movements of Level 3 instruments
Total gains / losses
included in
comprehensive income
USD billion
Balance

as of

31 December
2019
Net gains /
losses
included in
income
1
of which:
related to
Level 3
instruments
held at the
end of the
reporting
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign
currency
translation
Balance

as of

30 June
2020
Financial assets at fair value held for
trading 1.8 (0.1) 0.0 0.3 (1.0) 1.4 0.0 0.3 0.0 0.0 2.7
of which:
Investment fund units 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0
Corporate and municipal bonds 0.5 0.0 0.0 0.2 (0.2) 0.0 0.0 0.2 0.0 0.0 0.8
Loans 0.8 0.0 0.0 0.0 (0.6) 1.4 0.0 0.0 0.0 0.0 1.6
Other 0.4 0.0 0.0 0.0 (0.2) 0.0 0.0 0.1 0.0 0.0 0.3
Derivative financial instruments –
assets 1.3 0.3 0.4 0.0 0.0 0.5 (0.5) 0.0 (0.1) 0.0 1.5
of which:
Interest rate contracts
0.3 0.2 0.2 0.0 0.0 0.0 (0.2) 0.0 0.0 0.0 0.3
Equity / index contracts
0.6 0.0 0.1 0.0 0.0 0.5 (0.2) 0.0 (0.1) 0.0 0.8
Credit derivative contracts
0.4 0.1 0.1 0.0 0.0 0.0 (0.2) 0.0 0.0 0.0 0.4
Other
0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0
Financial assets at fair value not held
for trading 4.0 (0.1) (0.1) 0.5 (0.6) 0.0 0.0 0.1 0.0 0.0 3.7 of which:
Loans 1.2 0.0 0.0 0.4 (0.5) 0.0 0.0 0.0 0.0 0.0 1.0
Auction rate securities 1.5 (0.1) (0.1) 0.0 0.0 0.0 0.0 0.0 0.0 0.0 1.4
Equity instruments 0.5 0.0 0.0 0.1 0.0 0.0 0.0 0.1 0.0 0.0 0.5
Other 0.7 0.0 0.0 0.1 (0.1) 0.0 0.0 0.0 0.0 0.0 0.8
Derivative financial instruments –
liabilities 2.0 1.2 1.1 0.0 0.0 0.5 (0.8) 0.6 (0.3) 0.0 3.3
of which:
Interest rate contracts 0.1 0.7 0.7 0.0 0.0 0.0 (0.3) 0.3 0.0 0.0 0.8
Equity / index contracts 1.3 0.2 0.2 0.0 0.0 0.5 (0.4) 0.0 (0.2) 0.0 1.4
Credit derivative contracts 0.5 0.3 0.3 0.0 0.0 0.1 (0.1) 0.3 (0.1) 0.0 0.9
Other 0.1 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.1
Debt issued designated at fair value 9.6 0.1 0.2 0.0 0.0 2.9 (3.5) 0.4 (1.0) 0.0 8.5
Other financial liabilities designated
at fair value
1.0 0.1 0.1 0.0 0.0 1.5 (0.3) 0.0 0.0 0.0 2.4
1 Net gains / losses

included in comprehensive income

are composed of Net interest

income, Other net

income from financial instruments

measured at fair value

through profit or loss

and Other income.

2 Total
Level 3 assets as of 30 June 2021 were USD 8.1

billion (31 December 2020: USD
8.3

billion).

Total Level 3 liabilities as of 30 June 2021 were USD
18.4

billion (31 December 2020: USD
15.2

billion).
.
Total gains / losses
included in
comprehensive income
Balance

as of
31 December
2020
2
Net gains /
losses
included in
income
1
of which:
related to
Level 3
instruments
held at the
end of the
reporting
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign

currency

translation
Balance

as of

30 June
2021
2
2.3 0.0 0.0 0.3 (0.8) 0.4 0.0 0.2 (0.2) 0.0 2.1
0.0
0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0
0.8
0.0 0.0 0.1 (0.1) 0.0 0.0 0.0 (0.1) 0.0 0.8
1.1
0.0 0.0 0.1 (0.5) 0.4 0.0 0.0 (0.2) 0.0 1.0
0.4
(0.1) (0.1) 0.0 (0.2) 0.0 0.0 0.1 0.0 0.0 0.3
1.8 (0.2) (0.1) 0.0 0.0 0.5 (0.4) 0.0 (0.1) 0.0 1.5
0.5
(0.1) (0.1) 0.0 0.0 0.0 (0.1) 0.0 0.0 0.0 0.3
0.9
0.1 0.1 0.0 0.0 0.3 (0.4) 0.0 (0.1) 0.0 0.8
0.3
(0.1) (0.1) 0.0 0.0 0.1 0.0 0.0 0.0 0.0 0.3
0.0
0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0
3.9 0.1 0.1 0.7 (0.3) 0.0 0.0 0.1 0.0 0.0 4.5
0.9
0.0 0.0 0.4 (0.1) 0.0 0.0 0.0 0.0 0.0 1.1
1.5
0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 1.6
0.5
0.1 0.1 0.1 (0.1) 0.0 0.0 0.0 0.0 0.0 0.6
1.0
0.0 0.0 0.2 0.0 0.0 0.0 0.0 0.0 0.0 1.2
3.5 0.2 0.0 0.0 0.0 0.7 (1.2) 0.0 (0.2) 0.0 2.9
0.5
(0.1) (0.1) 0.0 0.0 0.1 0.0 0.0 0.0 0.0 0.5
2.3
0.4 0.2 0.0 0.0 0.5 (1.1) 0.0 (0.2) 0.0 1.9
0.5
(0.2) (0.2) 0.0 0.0 0.1 0.0 0.0 0.0 0.0 0.4
0.1
0.1 0.0 0.0 0.0 0.0 (0.1) 0.0 0.0 0.0 0.1
9.6 0.3 0.2 0.0 0.0 6.3 (2.9) 0.1 (0.8) (0.2) 12.5
2.1 0.0 0.0 0.0 0.0 1.0 (0.2) 0.0 0.0 0.0 2.9